Other Liabilities - Schedule of detailed information about actuarial liabilities computation (Detail) - Natura Cosmticos SA [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate	7.02%	7.39%
Initial growth rate of medical cost	3.75%	7.17%
Inflation rate	3.10%	3.80%
Final growth rate of medical cost	6.97%	7.17%
Growth rate of medical costs by aging - contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement		87.00%
Schedule of disabled mortality	Mercer Disability	Mercer Disability
Schedule of mortality	AT-2000	AT-2000
Schedule of turnover	Proportional calculation at the time of service	Proportional calculation at the time of service
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Growth rate of medical costs due to aging - costs	1.25%	1.54%
Top of range [member]
Disclosure of defined benefit plans [line items]
Growth rate of medical costs due to aging - costs	4.75%	4.50%
Bradesco Plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of adherence to the plan in retirement	69.00%
Unimed Plan [Member]
Disclosure of defined benefit plans [line items]
Percentage of adherence to the plan in retirement	84.00%